LONG-TERM DEBT AND LINES OF CREDIT - Compliance with Covenants (Details)	12 Months Ended
	Dec. 31, 2024 consecutiveQuarter	Mar. 31, 2025
Debt Instrument [Line Items]
Current net leverage ratio	4.00	3.75
Minimum interest coverage ratio	3.00
Scenario, Plan
Debt Instrument [Line Items]
Minimum leverage ratio	3.75
Number of consecutive quarters	8